VESSELS, RIGS, AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of movements of vessels and equipment

(in thousands of $)	June 30, 2026	December 31, 2025
Cost	3,972,692	4,003,773
Accumulated depreciation	(980,152)	(881,140)
Vessels, rigs and equipment, net	2,992,540	3,122,633